As filed with the Securities and Exchange Commission on or about May 18, 2017

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 123	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 124	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

222 West Adams Street

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service)	Copy to:

Michelle R. Seitz William Blair Investment Management LLC 222 West Adams Street Chicago, Illinois 60606	Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or

☐	on May 1, 2017 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 18th day of May, 2017.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 18th day of May, 2017.

Signature	Title

/s/ Richard W. Smirl Richard W. Smirl	Trustee

/s/ Vann A. Avedisian* Vann A. Avedisian	Trustee

/s/ Kathleen T. Barr* Kathleen T. Barr	Trustee

/s/ Daniel N. Leib* Daniel N. Leib	Trustee

/s/ Phillip O. Peterson* Phillip O. Peterson	Trustee

/s/ Donald J. Reaves* Donald J. Reaves	Trustee

/s/ Donald L. Seeley* Donald L. Seeley	Trustee

/s/ Thomas J. Skelly* Thomas J. Skelly	Trustee

/s/ Michelle R. Seitz Michelle R. Seitz	Trustee (Chairman of the Board) and President (Principal Executive Officer)

/s/ Colette M. Garavalia Colette M. Garavalia	Treasurer (Principal Financial Officer, Principal Accounting Officer)

*By:	/s/ Michelle R. Seitz
Michelle R. Seitz, Attorney-in-Fact

*Michelle R. Seitz signs this document pursuant to powers of attorney previously filed.

SIGNATURES

William Blair MAS Ltd. has duly caused this post-effective amendment No. 123 to the registration statement of William Blair Funds, with respect only to information that specifically relates to William Blair MAS Ltd. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 18th day of May, 2017.

WILLIAM BLAIR MAS LTD.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz, Director

By:	/s/ Richard W. Smirl
Richard W. Smirl, Director

This post-effective amendment No. 123 to the registration statement of William Blair Funds with respect only to information that specifically relates to William Blair MAS Ltd. has been signed below by the following persons in the capacity indicated and on the 18th day of May, 2017.

Signature	Title

/s/ Michelle R. Seitz Michelle R. Seitz	Director

/s/ Richard W. Smirl Richard W. Smirl	Director

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase